PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of property and equipment and right-of-use assets [Table Text Block]
	March 31, 2026	March 31, 2025
	$	$
Leasehold improvements	2,227,928	2,194,128
Furniture and fixtures	369,206	367,024
Computer equipment	6,659	6,659
Machinery and equipment	2,507,897	2,309,689
	5,111,690	4,877,500
Less: Accumulated depreciation	(2,812,340)	(2,211,900)
	2,299,350	2,665,600